Non-current assets held for sale (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ 33,271	€ 35,235
Other assets	10,627	10,138
Total non-current assets held for sale	4,919	4,601
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	4,636	4,588
Other assets	283	13
Total non-current assets held for sale	4,919	4,601
Non-current assets held for sale | Foreclosed assets
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	4,363	4,485
Non-current assets held for sale | Other assets Member
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	273	103
Non-current assets held for sale | Spain | Foreclosed assets
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ 3,718	€ 3,667